Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Real Estate, Allowance	$ 876,177	$ 1,451,492
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	8,444,908	8,439,258
Common stock, shares outstanding (in shares)	8,444,908	8,439,258